UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-21143
                                   ---------

                           Blue and White Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

8383 Wilshire Blvd, Suite 100         Beverly Hills, CA       90211
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)

InCap Service Company     630 Fitzwatertown Road "A"     Willow Grove, PA  19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

With Copy to:  Noah Davis
               In Pacta PLLC
               P.O. Box 2042 Seattle WA 98111

Registrant's telephone number, including area code: 1-877-429-3863
                                                    --------------

Date of fiscal year end: 08/31/2004
                         ----------

Date of reporting period: 08/31/2004
                          ----------

ITEM 1. REPORTS TO SHAREHOLDERS

                             The Blue and White Fund

Dear Shareholders,

On behalf of the Board and Management of The Blue and White Fund, we wish to thank you for your continued support and participation in the Fund. The past 12 months have seen a great deal of volatility in the world's stock markets. Much of the volatility can be directly attributed to external factors, such as the huge rises and falls in oil prices and uncertainty over the outcome or timing of a resolution regarding the U.S. Presidential election. That said, the underpinning concern which has caused the markets to move sideways at times has been the fact that we do not have a great deal of clarity regarding GDP growth in 2005 and its effect on earnings potential.

Last year, the economy was in a high growth mode as it was coming off of growth slowdowns in 2001 and 2002. As a result, a number of stocks posted huge gains. During the past year, based upon the issues outlined above, it has been very much a stock-picker's market and to some extent, a market-timer's market. As a result, we re-tooled the portfolio in the spring of 2004 to more accurately reflect the current environment and the market conditions yet to come. This has included gravitating to the larger names and building more concentrated positions in the leaders of Israel's economy.

  [The following table was depicted as a pie chart in the printed materials.]

Automobile Manufacturers                 1.87%
Banks                                    6.59%
Chemicals                                1.76%
Computer Services & Software             2.71%
Computer Storage Devices                 3.98%
Construction                             1.27%
Electronic Instruments & Controls        3.30%
Electronics                              4.40%
Investment Companies                     1.95%
Pharmaceuticals                         10.66%
Software & Programming                   4.77%
Semiconductors                          11.32%
Telecommunications                      15.76%
Transportation                           1.59%
Long-Term Debt                          11.92%
Cash & Cash Equivalent                  12.44%

The Fund's Total Industry Holdings as of 8/31/04 are shown in the pie graph. The percentages shown are based on the total net assets. The Blue and White investment team continues to believe that the corrective phase we have referred to in previous Adviser Reports may be drawing to a close.

As a result, many Israeli companies such as Check Point and Teva are positioned in the right Technology and Health Care Sectors. Therefore, we are confident that the current Fund positioning offers the opportunity for meaningful portfolio growth in 2005.

Since inception 2/3/03 to 8/31/04, the Fund's average annual total returns were 13.10% for Class A shares and 12.27% for Class C shares, with a cash position of approximately 12% at the end of the period. The one year returns for the year ended 8/31/04 were 2.58% and 1.77% for Class A and Class C shares, respectively. For the six month period from 2/29/04 to 8/31/04, the returns were -17.32% and -17.67% for Class A and Class C shares, respectively. The return information does not include the maximum sales load of 5.75% but does include expense limitations in effect. If the load was included and expense limitations withdrawn, the performance would have been lower.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (2/29/04) and held for the entire period of 2/29/04 - 8/31/04. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first row of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 2/29/04). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second row of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund's prospectus.

---------------------------------------------------------------------------------------------------------
                                             Beginning      Ending Account       Expenses Paid During
                                              Account            Value                  Period
                                               Value
                                             (2/29/04)        (8/31/04)           (2/29/04 - 8/31/04)
---------------------------------------------------------------------------------------------------------
                 Actual

Class A  (-17.32%)                             $1,000            $827                   $13.55
Class C  (-17.67%)                             $1,000            $823                   $16.50
---------------------------------------------------------------------------------------------------------
              Hypothetical
       (5% return before expenses)

Class A                                        $1,000           $1,010                  $14.90
Class C                                        $1,000           $1,007                  $18.16
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 2.95% for Class A shares and 3.60% for Class C shares, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Thank you for your continued support. We endeavor to do our utmost for you, the shareholders of The Blue and White Fund.

Sincerely,

Shlomo Eplboim

This Report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund's prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 877.4BW.Fund.

THE BLUE & WHITE FUND                                             ANNUAL REPORT
--------------------------------------------------------------------------------

COMPARISON OF A $10,000 INVESTMENT IN THE BLUE & WHITE FUND AND THE S&P 500
INDEX

[The following table was depicted as a mountain chart in the printed materials.]

               Class A     Class C      S&P 500
  2/3/2003        9430        10000       10000
 2/28/2003        9530     10106.04     9777.18
 3/31/2003        9680     10254.51     9858.89
 4/30/2003       10250     10848.36    10657.89
 5/31/2003       10960     11601.27    11200.37
 6/30/2003       11300     11961.82    11327.18
 7/31/2003       11240     11876.99    11510.95
 8/31/2003       11160     11792.15    11716.69
 9/30/2003       11510     12163.31    11576.74
10/31/2003       12570     13266.17    12213.01
11/30/2003       13170     13891.83    12300.07
12/31/2003    13488.31     14208.14    12924.49
 1/31/2004    14069.88     14814.12    13147.78
 2/29/2004    13845.42     14576.05     13308.3
 3/31/2004    13712.78     14424.56    13090.59
 4/30/2004    13223.04     13894.32    12870.79
 5/31/2004     13090.4     13753.65    13026.32
 6/30/2004    13682.17     14359.63    13260.65
 7/31/2004       12101        12704    12805.93
 8/31/2004    11447.72     12000.63    12835.22


                                                     Average Annual Total Return
-----------------------------------------------------------------------------------------------------------------------------
                            Commencement of Operations through 08/31/04                  One Year Ending 08/31/04
-----------------------------------------------------------------------------------------------------------------------------
     S & P 500 INDEX                           17.17%                                            9.55%
-----------------------------------------------------------------------------------------------------------------------------
                             With sales charge      Without sales charge      With sales charge       Without sales charge
       Class A (1)                 8.96%                   13.10%                  (3.31)%                   2.58%
-----------------------------------------------------------------------------------------------------------------------------
                              With contingent        Without contingent        With contingent         Without contingent
                           deferred sales charge       deferred sales       deferred sales charge        deferred sales
       Class C (1)                 12.27%                  charge                   0.77%                    charge
                                                           12.27%                                            1.77%
-----------------------------------------------------------------------------------------------------------------------------

(1) The Blue & White Fund Class A and Class C shares commenced operations on February 3, 2003.

      Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

      The above graph depicts the performance of the Blue & White Fund versus the S&P 500 Index. The S&P 500 Index created by Standard & Poor' s Corp. is an index comprising 500 Issues listed on various exchanges and is considered to represent the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly into any index.

      For more information on sales charges and fund expenses, please refer to the Fund's prospectus. A prospectus may be obtained by calling the Fund at 877.4BW.Fund.

                              The Blue & White Fund

SCHEDULE OF INVESTMENTS at August 31, 2004
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
ISRAEL COMMON STOCKS: 47.07% (of net assets)

Automobile Manufacturers 1.87%
        8,000  Delek Automotive Systems Ltd.                           $ 55,008
                                                                   -------------

Banks: 6.59%
       25,000  Bank Hapolim Ltd.                                         67,820
       35,000  Bank Leumi Le-Israel                                      70,456
       50,000  Israel Discount Bank Ltd.                                 55,483
                                                                   -------------
                                                                        193,759
                                                                   -------------

Chemicals: 1.76%
       13,000  Makhteshim-Agan Industries Ltd.                           51,793
                                                                   -------------

Computer Services and Software: 1.53%
        1,000  Lipman Electronic Engineering Ltd.                        21,185
        9,000  Rapac Technologies (2000) Ltd. *                          23,679
                                                                   -------------
                                                                         44,864
                                                                   -------------

Computer Storage Devices: 3.98%
       10,000  M-Systems Flash Disk Pioneers Ltd. *                     117,000
                                                                   -------------

Construction: 1.27%
        1,100  Minrav Holdings Ltd. *                                    37,210
                                                                   -------------

Electronic Instruments & Controls: 3.30%
        5,000  Nice Systems Ltd. ADR *                                   97,150
                                                                   -------------

Electronics: 4.40%
        7,000  Orbotech Ltd. *                                          116,830
        4,716  Rapac Electronics Ltd.                                    12,721
                                                                   -------------
                                                                        129,551
                                                                   -------------

Investment Companies: 1.95%
        1,000  Discount Investment Corp.                                 22,529
        1,500  IDB Development Corp. Ltd.                                34,921
                                                                   -------------
                                                                         57,450
                                                                   -------------

Medical - Drugs: 9.26%
        2,500  Agis Industries 1983 Ltd.                                 54,538
        8,000  Teva Pharmaceutical Industries Ltd.                      218,000
                                                                   -------------
                                                                        272,538
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

Software & Programming: 4.77%
        8,000  Check Point Software Technologies Ltd. *               $ 140,320
                                                                   -------------

Semiconductors: 1.65%
       15,000  Tower Semiconductor Ltd. *                                48,600
                                                                   -------------

Telecommunications: 3.15%
       55,000  Bezeq Israeli Telecomunication Corp. Ltd. *               52,811
          114  Ectel Ltd. *                                                 270
        1,200  Tadiran Communications Ltd.                               39,611
                                                                   -------------
                                                                         92,692
                                                                   -------------

Transportation: 1.59%
       12,000  Dan Vehicle & Transportation DVT Ltd.                     46,695
                                                                   -------------

TOTAL ISRAEL COMMON STOCKS
   (cost $1,470,676)                                                  1,384,630
                                                                   -------------

U.S. COMMON STOCKS: 24.86% (of net assets)

Computer Services and Software: 1.18%
        1,000  Mercury Interactive Corp. *                               34,510
                                                                   -------------

Pharmaceuticals: 1.40%
       13,000  Pharmos Corp. *                                           41,210
                                                                   -------------

Semiconductors: 9.67%
       10,000  DSP Group, Inc. *                                        190,100
        6,000  Zoran Corp. *                                             94,440
                                                                   -------------
                                                                        284,540
                                                                   -------------

Telecommunications: 12.61%
        8,000  Amdocs Ltd. *                                            160,800
       12,000  Comverse Technology, Inc. *                              210,120
                                                                   -------------
                                                                        370,920
                                                                   -------------

TOTAL U.S. COMMON STOCKS
   (cost $861,284)                                                      731,180
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
BONDS: 11.92% (of net assets)

    $ 100,000  Banque Generale du Luxembourg
                    6.9175%, 6/16/13                                   $ 99,500
      250,000  Rabobank Nederland
                    9.64%, 5/08/13                                      251,250
                                                                   -------------

TOTAL BONDS (cost $353,586)                                             350,750
                                                                   -------------

SHORT TERM INVESTMENT: 12.44%
      366,030  UMB Bank, N.A. Money Market Fiduciary
                 (cost $366,030)                                        366,030
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(cost $3,051,576):  96.29%                                            2,832,590

Other Assets less Liabilities:  3.71%                                   109,058
                                                                   -------------

NET ASSETS:    100.0%                                               $ 2,941,648
                                                                   =============

          ADR  American Depository Receipt.
            *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                 The Blue & White Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2004
--------------------------------------------------------------------------------

ASSETS
        Investments in securities, at value (cost $3,051,576)                  $ 2,832,590
        Receivables:
               Fund shares sold                                                      1,000
               Due from Adviser                                                    159,880
               Dividends and interest                                               11,083
        Prepaid expenses                                                            13,063
                                                                               -----------
                   Total assets                                                  3,017,616
                                                                               -----------

LIABILITIES
        Payables:
               Distribution fees                                                     3,354
               Fund shares redeemed                                                 39,775
               Due to custodian                                                      2,971
        Other liabilities and accrued expenses                                      29,868
                                                                               -----------
                    Total liabilities                                               75,968
                                                                               -----------

NET ASSETS                                                                     $ 2,941,648
                                                                               ===========

COMPONENTS OF NET ASSETS
        Paid-in capital                                                        $ 2,937,715
        Accumulated net realized gains                                             222,917
        Net unrealized depreciation on investments and foreign currency           (218,984)
                                                                               -----------
                    Net assets                                                 $ 2,941,648
                                                                               ===========

NET ASSET VALUE PER SHARE:
CLASS A
        Based on net assets of $2,778,778 and 247,757 shares outstanding
               (unlimited shares authorized, $0.01 par value)                  $     11.22
                                                                               ===========

        Maximum offering price per share (net asset value divided by 94.25%)   $     11.90
                                                                               ===========

CLASS C
        Based on net assets of $162,870 and 14,682 shares outstanding
               (unlimited shares authorized, $0.01 par value)                  $     11.09
                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                              The Blue & White Fund

STATEMENT OF OPERATIONS For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
         Dividends (net of foreign taxes withheld of $11,463)        $  59,395
         Interest                                                       20,370
                                                                     ---------
              Total income                                              79,765
                                                                     ---------

     Expenses
         Investment advisory fees (Note 3)                              48,969
         Transfer agent fees                                            41,254
         Fund accounting fees                                           67,002
         Administration fees                                            24,694
         Professional fees                                              89,984
         Insurance expense                                              28,219
         Registration expense                                           20,225
         Trustee fees                                                   18,187
         Custody fees                                                   12,951
         Reports to shareholders                                           940
         Pricing fees                                                    1,472
         Miscellaneous                                                  21,543
         Distributor fees                                                2,500
         Distribution fees - Class A  (Note 3)                          10,908
         Distribution fees - Class C  (Note 3)                           1,482
                                                                     ---------
              Total expenses                                           390,330
              Less: fees waived and expenses absorbed                 (301,886)
                                                                     ---------
              Net expenses                                              88,444
                                                                     ---------

                   Net investment loss                                  (8,679)
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY:
     Net realized gain on investments and foreign currency             236,072
                                                                     ---------

     Net unrealized depreciation on investments                       (361,053)
                                                                     ---------

         Net realized and unrealized loss on investments and
         foreign currency                                             (124,981)
                                                                     ---------

              Net decrease in net assets resulting from operations   $(133,660)
                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                              The Blue & White Fund

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the Year Ended   For the Period Ended
INCREASE IN NET ASSETS FROM:                                                    August 31, 2004      August 31, 2003**
                                                                              ------------------   --------------------
OPERATIONS
       Net investment loss                                                        $    (8,679)         $   (14,753)
       Net realized gain on investments                                               236,072               60,006
       Net unrealized appreciation (depreciation) on investments and
           foreign currency                                                          (361,053)             142,069
                                                                                  -----------          -----------
                Net increase (decrease) in net assets resulting from operations      (133,660)             187,322
                                                                                  -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS
       From net realized gain                                                         (69,202)                  --
                                                                                  -----------          -----------
                Total distributions to shareholders                                   (69,202)                  --
                                                                                  -----------          -----------

CAPITAL SHARE TRANSACTIONS
       Proceeds from shares sold
           Class A                                                                  2,249,002            1,747,159
           Class C                                                                    142,552               64,244
       Reinvestment of dividends
           Class A                                                                     65,858                   --
           Class C                                                                      2,729                   --
       Cost of shares redeemed
           Class A                                                                   (969,507)            (305,654)
           Class C                                                                    (39,169)                 (26)
                                                                                  -----------          -----------
                Net increase in net assets derived from net change in
                     outstanding shares (a)                                         1,451,465            1,505,723
                                                                                  -----------          -----------

                     Total increase in net assets                                   1,248,603            1,693,045

NET ASSETS
       Beginning of period                                                          1,693,045                   --
                                                                                  -----------          -----------
       End of period                                                              $ 2,941,648          $ 1,693,045
                                                                                  ===========          ===========

(a) A summary of capital share transactions is as follows:

Class A Shares
       Shares sold                                                                    173,522              174,041
       Shares reinvested                                                                5,001                   --
       Shares redeemed                                                                (76,019)             (28,789)
                                                                                  -----------          -----------
       Net increase                                                                   102,504              145,252
                                                                                  ===========          ===========

Class C Shares
       Shares sold                                                                     11,088                6,443
       Shares reinvested                                                                  209                   --
       Shares redeemed                                                                 (3,055)                  (3)
                                                                                  -----------          -----------
       Net increase                                                                     8,242                6,440
                                                                                  ===========          ===========

**     Commenced operations on February 3, 2003.

    The accompanying notes are an integral part of the financial statements.

                              The Blue & White Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

                                                                               Class A
                                                                   -----------------------------------

                                                                      Year Ended       Period Ended
                                                                   August 31, 2004   August 31, 2003**
                                                                   ---------------   -----------------
Net asset value, beginning of period                                  $   11.16         $    9.43
                                                                      ---------         ---------

Income from investment operations:
     Net investment loss                                                  (0.04)            (0.11)
     Net realized and unrealized gain on investments and foreign
     currency                                                              0.37              1.84
                                                                      ---------         ---------
Total from investment operations                                           0.33              1.73
                                                                      ---------         ---------

Less distributions:
     From net realized gain                                               (0.27)               --
                                                                      ---------         ---------

Net asset value, end of period                                        $   11.22         $   11.16
                                                                      =========         =========

Total return                                                               2.58%            18.35% #

Ratios/supplemental data:

Net assets, end of period (thousands)                                 $ 2,778.8         $ 1,621.4

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                             11.90%            39.47% +
     After fees waived and expenses absorbed                               2.68%             2.35% +

Ratio of net investment loss to average net assets:
     Before fees waived and expenses absorbed                             (9.47%)          (39.17%)+
     After fees waived and expenses absorbed                              (0.25%)           (2.06%)+

Portfolio turnover rate                                                  128.40%         58.27% #

**    Commenced operations on February 3, 2003.
#     Not annualized.
+     Annualized.

    The accompanying notes are an integral part of the financial statements.

                              The Blue & White Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

                                                                               Class C
                                                                   -----------------------------------

                                                                      Year Ended       Period Ended
                                                                   August 31, 2004   August 31, 2003**
                                                                   ---------------   -----------------
Net asset value, beginning of period                                  $ 11.12           $  9.43
                                                                      -------           -------

Income from investment operations:
     Net investment loss                                                (0.10)            (0.14)
     Net realized and unrealized gain on investments and foreign
     currency                                                            0.34              1.83
                                                                      -------           -------
Total from investment operations                                         0.24              1.69
                                                                      -------           -------

Less distributions:
     From net realized gain                                             (0.27)               --
                                                                      -------           -------

Net asset value, end of period                                        $ 11.09           $ 11.12
                                                                      =======           =======

Total return                                                             1.77%          17.92% #

Ratios/supplemental data:

Net assets, end of period (thousands)                                 $ 162.9           $  71.6

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed                           13.21%          40.12% +
     After fees waived and expenses absorbed                             3.36%          3.00% +

Ratio of net investment loss to average net assets:
     Before fees waived and expenses absorbed                          (10.53%)          (39.82%)+
     After fees waived and expenses absorbed                            (0.67%)           (2.71%)+

Portfolio turnover rate                                                128.40%          58.27% #

**    Commenced operations on February 3, 2003.
#     Not annualized.
+     Annualized.

    The accompanying notes are an integral part of the financial statements.

                              The Blue & White Fund
                                 August 31, 2004

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

      The Blue and White Funds Trust (the "Trust") was organized on June 26, 2002 as a Delaware Trust and is authorized to issue shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company composed of one diversified series: the Blue & White Fund (the "Fund"). The Fund offers two classes of shares (Class A and Class C). Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service and transfer agent expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund began operations on February 3, 2003.

      The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve this objective by investing in Israeli companies whose securities trade on principal U.S. stock exchanges such as the New York Stock Exchange, the American Stock Exchange or NASDAQ as well as the Tel Aviv Stock Exchange ("TASE"). The Fund defines an Israeli company as one: (1) that has been organized under the laws of Israel; (2) whose securities are principally traded on the TASE; or (3) that is domiciled or headquartered in Israel.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities traded on an exchange for which there have been no sales are valued at the last bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the funds manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.

                              The Blue & White Fund
                                 August 31, 2004

                   NOTES TO FINANCIAL STATEMENTS - (Continued)

      B. Foreign Currency Translation. Foreign securities denominated in Israeli Shekels are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations resulting from changes in the market prices of investments.

            Interest and dividend income is translated at the foreign exchange rate which existed at the dates the income was accrued. Exchange gains and losses related to interest and dividend income are included in interest income on the accompanying Statement of Operations.

      C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      D. Federal Income Taxes. The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment management agreement with Blue and White Investment Management, LLC (the "Investment Adviser"). Under the terms of the agreement, the Fund will pay a fee equal to 1.50% of average net assets. From the Fund's inception date, February 3, 2003 through December 31, 2003, the Investment Adviser had retained the services of Ramco Consultants & Portfolio Management LTD (the "Sub-Adviser") for the Fund. The Investment Adviser, not the Fund, paid the Sub-Adviser for its portfolio management services.

      Although not required to do so, the Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary so that its annual ratio of operating expenses to average net assets will not exceed the levels noted below. Such waivers and subsidy may end at any time.

      For the period from September 1, 2003 to March 4, 2004:

            Class A                                                2.35%
            Class C                                                3.00%

                              The Blue & White Fund
                                 August 31, 2004

                    NOTES TO FINANCIAL STATEMENT- (Continued)

      For the period from March 5, 2004 to August 31, 2004:

            Class A                                                2.95%
            Class C                                                3.60%

      These percentages are based on the daily average net assets of each class of the Fund.

      At the March 4, 2004 Board Meeting, the Board of Trustees approved an increase in expense caps from 2.35% and 3.00% to 2.95% and 3.60% for class A and C shares, respectively. The new expense caps were effective March 5, 2004.

      For the one-year period ended August 31, 2004, the Investment Adviser waived fees and absorbed expenses of $301,886.

      Any fee waived and/or any Fund expense absorbed by the Investment Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Investment Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. At August 31, 2004, the cumulative unreimbursed amount paid and/or waived by the Investment Adviser on behalf of the Fund is $560,000. The Investment Adviser may recapture $260,000 no later than August 31, 2006 and $300,000 no later than August 31, 2007.

      The Trust, on behalf of each class of the Fund, has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution and shareholder-servicing activities for the Fund and its shareholders. Class A may pay up to 0.35% per year of its average daily net assets and Class C shares may pay up to 1.00% of average daily net assets for such distribution and shareholder-servicing activities. Rule 12b-1 fees finance distribution activities that promote the sale of the Fund's shares. For the year ended August 31, 2004, the Distributor received $94,202 in sales commissions from the sale of Class A shares. For this period, there were $0 paid to the Distributor for contingent deferred sales charges relating to redemption of Class C shares. For the one-year period ended August 31, 2004, Class A incurred $9,212 and $1,696 in distribution fees and shareholding service fees, and Class C incurred $1,112 and $370 in distribution and shareholding service fees respectively.

      U.S. Bancorp Fund Services, LLC was the Administrator to the Fund pursuant to a Fund Administration Servicing Agreement. The Fund paid the Administrator a minimum annual fee of $40,000. U.S. Bancorp Fund Services, LLC also served as the Transfer Agent and Fund Accountants. The Transfer Agent fees charged for these services were based on the number of shareholder accounts and activity. The annual minimum fees were $28,000 for the first class and $15,000 for each additional class. The Fund Accounting annual fee was $39,000 for the first $100 million, 0.02% on the next $200 million and 0.01% of assets over $300 million. Each class was charged an additional 25% of the initial class. For the period from September 1, 2003 to March 31, 2004, the Fund incurred $24,694, $41,254 and $35,752 in administration, transfer agency and fund accounting fees, respectively.

                              The Blue & White Fund
                                 August 31, 2004

                    NOTES TO FINANCIAL STATEMENT- (Continued)

      The Fund has since entered into an Investment Company Services Agreement with InCap Service Company ("ISC") to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. ISC replaced U.S. Bancorp Fund Services, LLC as the Administrator, Transfer Agent and Fund Accountants on April 1, 2004. For its services, ISC receives $6,250 per month plus 0.05% of the average daily net assets of the Fund that exceed $100 million. ISC is currently earning the minimum fee. The ICSA was approved by the Board of Trustees on January 27, 2004.

      Quasar Distributors, LLC served as the Distributor to the Fund pursuant to a Distribution Agreement. The Distribution fees paid were an annual amount of the greater of 0.01% of the Fund's average daily net assets or a minimum fee of $15,000 on the first class and $3,000 for each additional class. In accordance with the Distribution Agreement, if the Adviser determined that Rule 12b-1 fees should not be used to pay the Distributor, the Adviser would be responsible for the payments to the Distributor.

      On April 1, 2004, InCap Securities, Inc. ("ISI") replaced Quasar Distributors, LLC as Distributor to the Fund. Pursuant to the new Distribution Agreement, ISI is to be paid $6,000 per year. The new Distribution Agreement was approved by the Board of Trustees on March 4, 2004.

      Certain officers of the Fund are also officers and/or Trustees of the Investment Adviser, Administrator and Distributor.

      During the year ended August 31, 2004, First Montauk Securities Co., an affiliated broker, received $17,503 in brokerage fee commissions with respect to the portfolio transactions, which constituted 97.1% of the brokerage commissions paid during the fiscal year. Certain officers of the Fund are also agents of First Montauk Securities Co.

      Subsequent to August 31, 2004, the Fund received payments from the Investment Adviser of approximately $146,000 for amounts owed to the Fund.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the one-year period ended August 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $4,755,974 and $2,999,936, respectively.

NOTE 5 - DISTRIBUTABLE EARNINGS

      As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Cost of investments for tax purposes   $ 3,069,678
                                             -----------
      Gross tax unrealized appreciation      $   149,692
      Gross tax unrealized depreciation         (386,780)
                                             -----------
      Net tax unrealized depreciation on
         investments                            (237,088)
      Undistributed ordinary income              143,473
      Accumulated long-term capital gains         93,036
                                             -----------
      Total distributable earnings           $      (579)
                                             ===========

                              The Blue & White Fund
                                 August 31, 2004

                    NOTES TO FINANCIAL STATEMENT- (Continued)

      The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

      The tax composition of dividends was as follows:

                                                                    Long-Term
                                        Ordinary Income           Capital Gains
                                        ---------------           --------------

                  Class A                   $66,234                    --
                  Class C                   $ 2,968                    --

NOTE 6 - NON-QUALIFIED TRANSACTIONS

      During the fiscal year ended August 31, 2004, Blue and White Investment Management, LLC (the "Investment Adviser") purchased three securities on behalf of the Fund which have been internally deemed to be in violation of the Fund's self-imposed investment restrictions as set out in the prospectus. The Investment Adviser has since sold the non-qualified securities in order to bring the Fund back into compliance with the prospectus. Upon the sale of these securities, the Fund incurred a realized gain or loss. In the instances where realized losses were incurred, the Investment Adviser has agreed to pay to the Fund an amount equal to the realized loss on the sale of the restricted security in lieu of a potential claim resulting from the violation of the Fund's investment restrictions. The loss has been reclassified as a receivable from the Investment Adviser in the amount of $123. In an effort to provide shareholders the highest return, the Investment Adviser may propose a change in the prospectus to a less restrictive investment limitation, in compliance with the allowances under federal law, which permit up to 20% of investments to be made outside the geographic/type limitation of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM's REPORT

To the Board of Directors and Shareholders of The Blue & White Fund

We have audited the accompanying statement of assets and liabilities of The Blue & White Fund (the "Fund"), including the investment portfolio, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and for the period from February 3, 2003 (commencement of operations) to August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Blue & White Fund as of August 31, 2004, the results of its operations for the year then ended, the statement of changes in its net assets and the financial highlights for the year then ended and for the period from February 3, 2003 (commencement of operations) to August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California
December 22, 2004

THE BLUE AND WHITE FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (Unaudited)

                                                                                              Number of
                                                                                              Portfolios     Other
                                       Term of                                                in Complex     Directorships
                                       Office and                                             Overseen by    Held By
                        Position(s)    Length of      Principal Occupation(s) for the Last    Trustee/       Trustee/
Name, Age and Address   With Fund      Time Served    Five Years                              Officer        Officer
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------
Kevin McGlynn, 33       Trustee        Indefinite     Treasurer/CFO for McGlynn Plastering    1              None
8383 Wilshire Blvd.,                   term: since    Inc. a construction company, (1994 to
Suite 100                              December       present), CEO for Vitistrading, an
Beverly Hills, CA                      2003.          Importing/Consulting company, (2001
90211                                                 to present) CEO for Crystal Gallery,
                                                      a retail business, (1999 to 2002)
--------------------------------------------------------------------------------------------------------------------------

Roy R. Tashi, 58        Trustee        Indefinite     Investor in equities and properties     1              None
5 Prince Patrick                       term: since    (1979 to present)
Street                                 August 2002.
Richmond Melbourne,
Victoria, 3121
Australia
--------------------------------------------------------------------------------------------------------------------------

Dror Chevion , 40 41     Trustee       Indefinite     Self-employed Consultant for            1              Director,
HaSehafim Street                       term: since    business  development (2001 to                         Ericom
Raanana 43724 Israel                   January 2004.  present) :President, EnterTecGroup                     Software
                                                      LLC, a technology company (2001);                      Ltd.   (2003
                                                      Executive  Vice President Business                     to present)
                                                      Development, Ness Technologies, Inc.,
                                                      a technology services company )1999
                                                      to 2001)
--------------------------------------------------------------------------------------------------------------------------

Yani Ezon, 33           None           Indefinite     Executive Manager ( 2002 to present)    1              None
Meshek 243 Moshav                      term: since    and Projects Manager (1998 to 2000),
Ginaton,73110 Israel                   May 2004.      Ness Technology, an integration and
                                                      networking information technology
                                                      company
--------------------------------------------------------------------------------------------------------------------------

Yaron Kahlon, 33        None           Indefinite     Owner/manager, Unik L.T.D. , a retail   1              None
23 Hahermom St.                        term: since    store (2001 to 2003); Manager Israel
Neve-Ganim Bet-Daga,                   May  2004.     Credit Lines, leasing services
50200 Israel                                          business (1998 to 2003)
--------------------------------------------------------------------------------------------------------------------------

Shlomo Eplboim(1), 32   Trustee,       Indefinite     Financial Advisor, Eplboim Poutre &     1              None
8383 Wilshire Blvd,     Chairperson    term: since    Co., a broker-dealer, (2001 to
Suite 100 Beverly       and Treasurer  August 2002.   present); Financial Adviser,
Hills, CA  90211                                      Prudential Securities (1999 to 2001);
                                                      Financial Adviser, Paine Webber
                                                      (1997 to 1999).
--------------------------------------------------------------------------------------------------------------------------

THE BLUE AND WHITE FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (Unaudited) - continued

                                                                                              Number of
                                                                                              Portfolios     Other
                                       Term of                                                in Complex     Directorships
                                       Office and                                             Overseen by    Held By
                        Position(s)    Length of      Principal Occupation(s) for the Last    Trustee/       Trustee/
Name, Age and Address   With Fund      Time Served    Five Years                              Officer        Officer
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
AND OFFICERS
(continued)
--------------------------------------------------------------------------------------------------------------------------
Michael Poutre(1), 32   President      Indefinite     Financial Advisor, Eplboim Poutre &     1              None
8383 Wilshire           and Secretary  term: since    Co., a broker- dealer, (2001 to
Blvd, Suite 100                        August 2002.   present); Financial Adviser, Van
Beverly Hills, CA                                     Kasper (1999 to 2001); Financial
90211                                                 Adviser, Paine Webber  (1998 to
                                                      1999). International Stock
                                                      Broker, Smith Barney (1995
                                                      to 1998). Served as
                                                      Trustee of the Fund
                                                      (August 2002 to January
                                                      2003).
--------------------------------------------------------------------------------------------------------------------------

      (1) Shlomo Eplboim and Michael Poutre are considered "interested persons" of the Fund as defined in the 1940 Act because of their affiliations with the Fund's Investment Adviser.

                              The Blue & White Fund
                                 August 31, 2004

                       NOTICE TO SHAREHOLDERS (Unaudited)

SPECIAL MEETING OF SHAREHOLDERS

      As reported in the February 29, 2004 Semi-Annual Report, a Special Meeting of Shareholders was held in May 2004 to consider two proposals, which were as follows:


      1. To elect Yaniv Ezon and Yaron Kahlon as independent trustees to the Board of Trustees and to ratify the appointment of Kevin McGlynn and Dror Chevion as independent trustees.

      2. To approve a new Investment Advisory Agreement between the Fund and Blue and White Investment Management, LLC.

      Provided that a quorum is present, voting requirements for each proposal were as follows:

      1. Election of Yaniv Ezon and Yaron Kahlon as independent trustees requires the affirmative vote of a plurality of the shares entitled to vote. Ratification of Kevin McGlynn and Dror Chevion as independent trustees must be approved by a majority of the shares present at the Meeting.

      2. The approval of the new Advisory Agreement requires the affirmative vote of the lesser of: (i) more than 50% or the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy.

      Quorums were present for both proposals, which were approved with voting results as follows:

                            For           Against                Abstain
                            ---           -------                -------

      Proposal One         258,207            --                    --
      Proposal Two         254,007         3,503                   697

ITEM 2. CODE OF ETHICS.

      The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its Code of Ethics during the covered period. The registrant has not granted any waivers from any provisions of the Code of Ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant at 1-877-429-3863.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The registrant's Board of Trustees had determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      A)    Audit Fees-
            The aggregate fees billed for each of the last two fiscal years for professional services rendered by a the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the account in connection with statutory and regulatory filings or engagements for those fiscal years were $24,350 and $14,200 respectively.

      (B)   Audit-Related Fees-
            There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item.

      (C)   Tax Fees-
            Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $5,000 and $0 respectively.

            The fees were for tax compliance.

      (D)   All Other Fees -
            There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

      (E)   (1) Audit Committee's Pre-Approval Policies

      Pre-approval policies are attached as an exhibit

      (E)   (2)Percentages of services approved by the audit committee

                                     Registrant           [Adviser]
                                     ----------           ---------

                  Audit-Related Fees:  100    %           N.A.    %
                                     ----------           ---------
                  Tax Fees:            100    %           N.A.    %
                                     ----------           ---------
                  All Other Fees:      N.A.   %           N.A.    %
                                     ----------           ---------

      All services by registrant's principal accountant were pre-approved by registrant's board of directors as recommended by its audit committee.

      (F) There was no work performed by person other than the principal accountant's full time, permanent employees.

      (G) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $0 and $0 respectively.

      (H) not applicable. All non-audit services rendered to the registrant's investment adviser was pre-approved.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable to open-end investment companies

ITEM 6. SCHEDULE OF INVESTMENT

      None

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable. Fund is an open-end management investment company,

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      A Special Meeting of Shareholders was held in May 2004 to consider two proposals, which were as follows:

      1.To elect Yaniv Ezon and Yaron Kahlon as independent trustees to the Board of Trustees and to ratify the appointment of Kevin McGlynn and Dror Chevion as independent trustees.

      2.To approve a new Investment Advisory Agreement between the Fund and Blue and White Investment Management, LLC.

      Provided that a quorum is present, voting requirements for each proposal were as follows:

      1.Election of Yaniv Ezon and Yaron Kahlon as independent trustees requires the affirmative vote of a plurality of the shares entitled to vote. Ratification of Kevin McGlynn and Dror Chevion as independent trustees must be approved by a majority of the shares present at the Meeting.

      2.The approval of the new Advisory Agreement requires the affirmative vote of the lesser of: (i) more than 50% or the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy.

      Quorums were present for both proposals, which were approved with voting results as follows:

                              For             Against           Abstain
                              ---             -------           -------
      Proposal One          258,207               --               --
      Proposal Two          254,007            3,503              697

ITEM 10. CONTROLS AND PROCEDURES.

      (a)The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b)There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

      (a)   Code of Ethics filed herewith

      (b)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
            2002

      (c)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
            2002

                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        BLUE AND WHITE FUNDS TRUST


                                        By /s/ Michael Poutre
                                           -------------------------------------
                                           Michael Poutre
                                           President

Date December 28, 2004

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By /s/ Michael Poutre
                                           -------------------------------------
                                           Michael Poutre
                                           President

Date December 28, 2004


                                        By /s/ Shlomo Eplboim
                                           -------------------------------------
                                           Shlomo Eplboim
                                           Treasurer

Date December 28, 2004